Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Detail) (USA & Europe Fiber Cement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 320.8	$ 313.8	$ 360.7
Customer A [Member]
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	177.4	174.2	223.0
Gross sales percentage	10.70%	11.70%	16.90%
Customer B [Member]
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 143.4	$ 139.6	$ 137.7
Gross sales percentage	8.70%	9.30%	10.40%